Debt (Details Narrative)																																									1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 24, 2021 $ / shares shares	May 04, 2021 USD ($)	Feb. 23, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) shares	Feb. 18, 2021 USD ($) shares	Feb. 02, 2021 USD ($) shares	Feb. 01, 2021 USD ($) shares	Jan. 28, 2021 USD ($) $ / shares shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) shares	Dec. 29, 2020 shares	Dec. 23, 2020 USD ($)	Dec. 15, 2020 USD ($) shares	Oct. 07, 2020 USD ($) shares	Aug. 12, 2020 USD ($)	Aug. 04, 2020 USD ($) shares	Jul. 29, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) shares	Jul. 14, 2020 USD ($) shares	May 28, 2020 USD ($) shares	May 19, 2020 USD ($)	May 19, 2020 USD ($)	May 04, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($)	Apr. 15, 2020 USD ($)	Apr. 07, 2020 USD ($) Integer $ / shares shares	Feb. 21, 2020 USD ($)	Jan. 29, 2020 USD ($) shares	Jan. 24, 2020 USD ($) shares	Jan. 24, 2020 USD ($)	Jan. 23, 2020 USD ($) $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 04, 2019 USD ($) $ / shares shares	Nov. 18, 2019 USD ($)	Nov. 12, 2019 USD ($)	Apr. 16, 2021 USD ($)	Jul. 29, 2020 USD ($) Integer $ / shares shares	Apr. 30, 2019	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 04, 2021 $ / shares	Jan. 29, 2021	Mar. 06, 2019 USD ($) shares
Short-term Debt [Line Items]
Common stock, par value | $ / shares																																												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Cash compensation																																														$ 10,003,767	$ 1,588,427	$ 3,241,554	$ 2,299,915
Debt conversion interest converted																																												$ 1,154,487		12,248,507
Debt instrument, unamortized discount																																												6,821,756		6,821,756		349,341
Stock issued during period, shares | shares				25,000
Debt periodic payment								$ 260,233
Proceeds from notes																																														73,000	1,767,352	1,944,479	2,482,500
Gain on extinguishment of debt		$ 789,852																																							$ 62,500					852,352
Interest expense																																												2,715,481	$ 847,154	15,410,414	1,571,111	3,378,130	1,298,168
Interest expense, related party																																												$ 277,083	75,692		152,326	314,415	320,781
Proceeds from convertible notes payable																																														19,720,000	1,436,000	2,067,123	1,111,111
Beneficial conversion option																																													588,690	$ 422,672	$ 790,014	$ 2,542,458	387,280
Stock issued during period, value				$ 99,750
Stock issued during period, incentive shares value																																																	$ 738,300
Common stock, shares, issued | shares																																												59,927,241		59,927,241		14,471,403	8,015,756
Common stock, value, issued																																												$ 59,927		$ 59,927		$ 14,471	$ 8,016
Maximum [Member]
Short-term Debt [Line Items]
Receivables sold																												$ 1,250,000
Receivables borrowing, percentage																												85.00%															80.00%
Fee percentage of invoices financed																												2.00%															2.00%
Minimum [Member]
Short-term Debt [Line Items]
Fee percentage of invoices financed																												1.00%															1.00%
Jefferson Street Capital, LLC. [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares							27,415			27,415
Stock issued during period, value							$ 87,454			$ 43,041
Investor [Member] | Greentree Financial Group, Inc. [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date																													Oct. 23, 2020
Warrants description																													Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020 and the due date to October 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement such that the Company was required to register a total of 1,500,000 shares of Common Stock, which such amount of shares is the sum of 550,000 shares of Common Stock issuable upon conversion of the Note, 550,000 Warrant Shares, the 100,000 Origination Shares, and 300,000 shares of Common Stock to account for changes to the conversion and/or exercise price under the Note and Warrant, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company’s issued and outstanding Common Stock as of January 23, 2020.
Debt instrument, face amount																$ 740,000		$ 360,000
Debt instrument, unamortized discount																													$ 296,891
Beneficial conversion option																													$ 586,785
Beneficial conversion option, shares | shares																													550,000
Stock issued during the period, incentive shares | shares																370,000		320,000
Stock issued during period, incentive shares value																$ 1,394,900		$ 1,158,400
Interest																		$ 131,889
Common Stock [Member]
Short-term Debt [Line Items]
Right to acquire shares | shares																																												750,000				2,210,382
Debt conversion interest converted																																												$ 565		$ 6,139
Shares issued upon debt conversion | shares																																												564,827		6,139,252
Stock received | shares																																															153,005	153,005
Beneficial conversion option																																													$ 279	$ 304	$ 439	$ 1,284	$ 286
Beneficial conversion option, shares | shares																																													279,400	303,483	439,400	1,284,396	286,005
Stock issued during the period, incentive shares | shares																																																	291,736
Stock issued during period, incentive shares value																																																	$ 292
Common stock, shares, issued | shares																																																14,471,403	8,015,756
Warrant [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares					25,000
Stock issued during period, value					$ 50,000
February Warrants [Member]
Short-term Debt [Line Items]
Right to acquire shares | shares			18,568,188
Warrants price | $ / shares			$ 3.722
Warrant shares [Member] | Investor [Member] | Greentree Financial Group, Inc. [Member]
Short-term Debt [Line Items]
Stock issued during period, value																													$ 550,000
Origination and Advisory Shares [Member] | Investor [Member] | Greentree Financial Group, Inc. [Member]
Short-term Debt [Line Items]
Debt instrument, unamortized discount																													201,324
Stock issued during period, value																													$ 160,000
Senior Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Convertible notes payable																																												$ 3,600,516		$ 3,600,516		$ 1,738,754	$ 1,061,495
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			6.00%						6.00%
Debt instrument, maturity date			Feb. 23, 2022
Debt instrument, conversion price | $ / shares			$ 4.847						$ 2.00
Debt instrument, conversion rate			12.00%						12.00%
Cash compensation description			The Placement Agent received cash compensation of $900,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).						The Placement Agent received cash compensation of $1,080,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).
Cash compensation			$ 900,000						$ 1,080,000
Convertible Notes Payable [Member] | Warrant [Member] | Holder [Member]
Short-term Debt [Line Items]
Warrants price | $ / shares			$ 3.722						$ 2.00
Warrants purchase | shares			1,650,346						480,000
Warrants expiration date									Jan. 25, 2021
10% Senior Secured Note [Member] | 32 Entertainment LLC [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date																																						Dec. 04, 2020
Debt instrument, face amount																																						$ 250,000
Stock issued during period, shares | shares																																						10,000
Proceeds from notes																																						$ 250,000
Replacement Note [Member]
Short-term Debt [Line Items]
Debt instrument, face amount																					$ 200,000	$ 200,000
Debt interest rate																					16.00%
Debt periodic payment, principal																				$ 50,000
Debt periodic payment, interest																				6,250
Debt total principal payment																				$ 56,250
Replacement Note [Member] | Restricted Stock Units (RSUs) [Member]
Short-term Debt [Line Items]
Stock received | shares																				40,000
12% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Proceeds from convertible notes payable																														$ 588,366
12% Convertible Promissory Note [Member] | Investor [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares																														100,000
12% Convertible Promissory Note [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares																														60,000
Senior Secured Note [Member] | 32 Entertainment LLC [Member]
Short-term Debt [Line Items]
Warrants price | $ / shares																																						$ 1.50
Debt instrument, maturity date																																						Dec. 04, 2020
Warrants purchase | shares																																						50,000
Warrants expiration date																																						Dec. 04, 2024
Warrants description																																						The 32E Warrant also contains a conversion limitation provision, which prohibits 32E from exercising the 32E Warrant in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of common stock, provided that (i) such exercise limitation may be waived by 32E with 61 days prior notice, and (ii) 32E cannot waive the exercise limitation if conversion of the 32E Warrant would result in 32E having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of common stock
Debt instrument, face amount																																						$ 250,000
Stock issued during period, shares | shares																																						10,000
Proceeds from notes																																						$ 250,000
Debt instrument, description																																						If the registration statement is not filed or declared effective within the timeframe set forth in the registration rights agreement, the Company was supposed to be obligated to pay to 32E a monthly amount equal to 1% of the total subscription amount paid by 32E until such failure is cured.
Subordinate Secured Note [Member] | 32 Entertainment LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																					16.00%	16.00%
Debt instrument, maturity date																						May 21, 2021
Debt instrument, face amount																					$ 200,000	$ 200,000
Debt periodic payment																				$ 56,250
Debt periodic payment, principal																				50,000
Debt periodic payment, interest																				$ 6,250
Subordinate Secured Note [Member] | 32 Entertainment LLC [Member] | Restricted Stock Units [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares																				40,000
Senior Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, face amount																																																				$ 560,000
Debt instrument, unamortized discount																																																				$ 60,000
Payment of debt																															$ 588,366
Debt effective interest rate																																																				2.00%
Common stock, shares, issued | shares																																																				15,000
Common stock, value, issued																																																				$ 74,100
Securities Purchase Agreementt [Member]
Short-term Debt [Line Items]
Warrants and Rights Outstanding, Term																																																			5 years
Warrant shares | shares																																												13,968,188		13,968,188
Securities Purchase Agreementt [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Warrants and Rights Outstanding, Term								5 years
Common stock, par value | $ / shares								$ 0.001
Securities Purchase Agreementt [Member] | Investor [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares			$ 0.001
Warrants price | $ / shares									$ 0.0200
Debt instrument, interest rate			6.00%
Debt instrument, maturity date			Feb. 23, 2021
Debt instrument, conversion price | $ / shares			$ 4.847
Warrant shares | shares									15,000,000
Stock issued during period, value			$ 10,000,000
Debt effective interest rate			12.00%
Securities Purchase Agreementt [Member] | Investor [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Debt instrument, conversion price | $ / shares																											$ 2.05
Debt instrument, face amount																											$ 168,000
Debt instrument, unamortized discount																											$ 18,000
Stock issued during period, shares | shares																											10,700
Debt conversion description																											Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Alternate Conversion Price” shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices (“VWAP”) during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). “Market Price” means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The Note increased 130% due to the occurrence of the default but was subsequently paid in full on February 26, 2021.
Proceeds from notes																											$ 150,000
Debt instrument, description																											The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Trading days | Integer																											20
Debt discount rate																											20.00%
Securities Purchase Agreementt [Member] | Investor [Member] | Jefferson Street Capital, LLC. [Member]
Short-term Debt [Line Items]
Debt instrument, conversion price | $ / shares																	$ 2.05										$ 2.05															$ 2.05
Debt instrument, face amount																	$ 224,000										$ 168,000															$ 224,000
Debt instrument, unamortized discount																	$ 24,000										$ 18,000															$ 24,000
Stock issued during period, shares | shares																											10,700															14,266
Debt conversion description																											Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Alternate Conversion Price” shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices (“VWAP”) during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). “Market Price” means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.															Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Alternate Conversion Price” shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices (“VWAP”) during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). “Market Price” means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Proceeds from notes																											$ 150,000															$ 200,000
Debt instrument, description																											The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.															The Note has a term of six (6) months, is due on January 29, 2021 and has a one-time interest charge of 2%.
Trading days | Integer																											20															20
Debt discount rate																	20.00%																									20.00%
Securities Purchase Agreementt [Member] | Warrant [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Warrants price | $ / shares								$ 2.20
Investor purchase percent								100.00%
Warrants purchase | shares								1,500,000
Securities Purchase Agreementt [Member] | Senior Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Convertible notes payable			$ 10,000,000						$ 12,000,000
Securities Purchase Agreementt [Member] | Senior Convertible Notes Payable [Member] | Investor [Member]
Short-term Debt [Line Items]
Debt conversion principal amount									11,000,000
Debt conversion interest converted									$ 39,190
Shares issued upon debt conversion | shares									5,519,595
Securities Purchase Agreementt [Member] | Senior Convertible Notes Payable [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Warrants and Rights Outstanding, Term			5 years						5 years
Securities Purchase Agreementt [Member] | Senior Convertible Notes Payable [Member] | Warrant [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares			$ 0.001						$ 0.001
Securities Purchase Agreementt [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																	2.00%										2.00%															2.00%
Debt instrument, maturity date																	Jan. 29, 2021										Oct. 07, 2020
Debt instrument, face amount																	$ 224,000										$ 168,000															$ 224,000
Debt instrument, unamortized discount																	$ 24,000										$ 18,000															$ 24,000
Debt instrument term																	6 months										6 months
Securities Purchase Agreementt [Member] | Convertible Promissory Note [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																											2.00%
Debt instrument, maturity date																											Oct. 07, 2020
Debt instrument, face amount																											$ 168,000
Debt instrument, unamortized discount																											$ 18,000
Debt instrument term																											6 months
Securities Purchase Agreementt [Member] | Convertible Promissory Note [Member] | Investor [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares																	14,266										10,700
Securities Purchase Agreementt [Member] | Convertible Promissory Note [Member] | Investor [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares																											10,700
Purchase Agreement [Member]
Short-term Debt [Line Items]
Warrant shares | shares																																												15,000,000		15,000,000
Purchase Agreement [Member] | Warrant [Member] | Investor [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares									0.001
Warrants price | $ / shares			$ 3.722						$ 2.00
Investor purchase percent			900.00%						25000.00%
Warrants purchase | shares			18,568,188						15,000,000
June Two Thousand Twenty One Warrant Agreement [Member] | HudsonBayMasterFundLtd[Member]
Short-term Debt [Line Items]
Warrants price | $ / shares																																																		$ 3.30
June Two Thousand Twenty One Agreement [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Warrant shares | shares																																												15,898,188		15,898,188
Incentive warrants received | shares																																														27,821,829
May Two Thousand Twenty One Warrant Agreement [Member] | HudsonBayMasterFundLtd[Member]
Short-term Debt [Line Items]
Warrants price | $ / shares	$ 3.20
Number of warrants exercised | shares	2,870,000
Warrants description	(i) the Investor shall pay to the Company an amount equal to the exercise price of the January Warrants in effect as of the date of such exercise multiplied by 2,870,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the “Exercised Warrant Shares”) and (ii) the Company shall issue and deliver Incentive Warrants to the Investor to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment, including the provision of Incentive Warrants on a one-for-one basis for the additional exercise of each January Warrant on or prior to June 1, 2021
May Two Thousand Twenty One Warrants Agreement [Member] | BHP Capital NY Inc. [Member]
Short-term Debt [Line Items]
Warrant shares | shares																																												13,070,000		13,070,000
Incentive warrants received | shares																																														13,070,000
Forbearance Agreement [Member] | Investor [Member]
Short-term Debt [Line Items]
Debt conversion principal amount						$ 54,830						$ 45,000
Debt conversion interest converted												$ 750
Shares issued upon debt conversion | shares						54,830					41,730
Debt instrument, face amount														$ 45,000
Stock issued during period, shares | shares											41,730			41,730
Debt conversion description														Under the terms of the Forbearance Agreement, the Company requested and the Investor agreed to temporarily forebear, until the earlier of (i) December 9, 2020 or (ii) at such time as a default shall occur under and pursuant to the Purchase Agreement, the Note or the Agreement, from exercising its right to convert amounts due under the Note into Common Stock of the Company, in exchange for a one-time cash payment forbearance fee equal to $12,500 paid upon execution of the Agreement.
Payment of debt														$ 12,500
Forbearance fee														$ 12,500
Loan Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																																					1.50%
Loans payable																																					$ 400,000
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member]
Short-term Debt [Line Items]
Convertible notes payable																																$ 1,100,000
Debt instrument, conversion price | $ / shares																																$ 2.00
Investor purchase percent																																10.00%
Debt instrument, face amount																																$ 1,100,000
Loan Agreement [Member] | Edison Nation Inc. [Member] | Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																									1.00%	1.00%
Debt instrument, maturity date																										Apr. 15, 2022
Proceeds from loan																										$ 789,852
Loan Agreement [Member] | TBD Safety, LLC [Member] | Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																							1.00%
Debt instrument, maturity date																							May 04, 2022
Proceeds from loan																							$ 62,500
Loan Agreement [Member] | Sook Hyun Lee [Member] | Ed Roses, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																																					15.00%
Warrants expiration date																																					Apr. 15, 2020
Loans payable																																					$ 150,000
Commitment fee																																					$ 30,000
Common stock in reserve | shares																																					75,000
Loan Agreement [Member] | Warrant [Member] | Greentree Financial Group, Inc. [Member]
Short-term Debt [Line Items]
Warrants price | $ / shares																																$ 0.001
Warrants purchase | shares																																550,000
Warrants description																																The Note is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note.
5% Promissory Note Agreement [Member] | Ralls Note [Member]
Short-term Debt [Line Items]
Warrants purchase | shares																																				125,000
Warrants expiration date																																				Jul. 10, 2020
Debt instrument, face amount																																				$ 267,000
Debt instrument, unamortized discount																																				17,000
Payment of debt																																				250,000
Issuance of warrants purchase value																																				$ 86,725
Incentive shares | shares																																				33,000
Incentive shares, value																																				$ 79,860
5% Promissory Note Agreement [Member] | Solit Note [Member]
Short-term Debt [Line Items]
Warrants purchase | shares																																		50,000	50,000
Warrants expiration date																																		Jul. 15, 2020	Jul. 15, 2020
Debt instrument, face amount																																		$ 107,000	$ 107,000
Debt instrument, unamortized discount																																		7,000	7,000
Payment of debt																																		100,000	100,000
Issuance of warrants purchase value																																		$ 31,755	$ 31,755
Stock issued during the period, incentive shares | shares													10,000
Incentive shares | shares																																			13,000
Incentive shares, value																																			$ 30,420
Payment of incentive													$ 10,000
5% Promissory Note Agreement [Member] | Solit Note [Member] | Restricted Common Stock [Member]
Short-term Debt [Line Items]
Stock issued during period, value													$ 5,000
5% Promissory Note Agreement [Member] | 'O'Leary Note [Member]
Short-term Debt [Line Items]
Warrants purchase | shares																																	25,000
Warrants expiration date																																	Jul. 17, 2020
Debt instrument, face amount																																	$ 53,500
Debt instrument, unamortized discount																																	3,500
Payment of debt																																	50,000
Issuance of warrants purchase value																																	$ 16,797
Incentive shares | shares																																	6,500
Incentive shares, value																																	$ 15,535
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																							1.00%		1.00%	1.00%
Debt instrument, maturity date																							May 04, 2022		Apr. 15, 2022
Proceeds from loan																							$ 62,500		$ 789,852
Receivables Purchase Agreement [Member]
Short-term Debt [Line Items]
Receivables sold																																							$ 337,500	$ 250,000
Proceeds from receivables																																							$ 250,000	$ 200,000
Credit Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, face amount																																												$ 2,500,000		$ 2,500,000
Debt instrument, description																																														The Note shall accrue interest at 3% per annum and have a maturity date of six (6) months. In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).
Line of credit																																												$ 1,133,652		$ 1,133,652
Debt Conversion Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, conversion price | $ / shares																								$ 2.00
Debt instrument, face amount																								$ 424,000
Share issued price per share | $ / shares																								$ 2.08
Stock issued for restricted common stock | shares																								212,000
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member]
Short-term Debt [Line Items]
Stock issued during period, shares | shares																			33,000
Incentive shares, value																			$ 124,740
Note Agreement and Common Stock Purchase Warrant [Member] | Rawleigh H. Ralls IRA [Member] | Equity Trust Company [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date																			Jan. 10, 2021
Warrant shares | shares																			125,000
Debt instrument, unamortized discount																			$ 34,000
Stock issued during period, shares | shares																			191,000
Incentive shares | shares																			33,000
Additional incentive shares | shares																			33,000
Note Agreement and Common Stock Purchase Warrant [Member] | Paul J. Solit and Julie B. Solit [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date																			Dec. 15, 2020
Debt instrument, unamortized discount																			$ 14,000
Note Agreement and Common Stock Purchase Warrant [Member] | Richard O'Leary [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date																			Jan. 17, 2021
Warrants expiration date																			Jun. 30, 2021
Debt instrument, unamortized discount																			$ 7,000
Additional incentive shares | shares																			6,500
Additional incentive shares, value																			$ 24,570
Note Agreement and Common Stock Purchase Warrant [Member] | Lender [Member] | Paul J. Solit and Julie B. Solit [Member]
Short-term Debt [Line Items]
Additional incentive shares | shares																			13,000
Additional incentive shares, value																			$ 49,140
Note Agreement and Common Stock Purchase Warrant [Member] | Lender [Member] | Richard O'Leary [Member]
Short-term Debt [Line Items]
Additional incentive shares | shares																			6,500
Financing Arrangement [Member]
Short-term Debt [Line Items]
Finance receivables																																																367,976
Purchase of Inventory and Repurchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date															Dec. 10, 2020
Purchase of Inventory and Repurchase Agreement [Member] | Assignee [Member]
Short-term Debt [Line Items]
Commitment fee															$ 13,053
Debt instrument, description															the Company agreed to pay the Purchaser-Assignee 2% per month for extension periods commencing July 1, 2020 through December 10, 2020.
Finance receivables																																																$ 128,077
Secured Line of Credit Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																																																3.00%
Debt instrument, face amount																																																$ 2,500,000
Debt instrument term																																																6 years
Debt instrument, description																																																In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).
Line of credit																																																$ 1,133,652